Related Party Transactions - Schedule of Related Party Activities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member] | DBDC [Member]
Related Party Transaction [Line Items]
As of January 1, 2025	$ 128	$ 145	$ 145	$ 69
Expenses Incurred (COS)
Revenue	24	26	25	76
Cash Received / Paid	(38)	(45)	(42)
As of September 30, 2025	114	126	128	145
Accounts Receivable [Member] | DFI [Member]
Related Party Transaction [Line Items]
As of January 1, 2025
Expenses Incurred (COS)
Revenue	50	4	4
Cash Received / Paid	(50)	(1)	(4)
As of September 30, 2025		3
Accounts Payable [Member] | NAC [Member]
Related Party Transaction [Line Items]
As of January 1, 2025	51
Expenses Incurred (COS)	49	247	366	409
Revenue	16
Cash Received / Paid	(100)	(155)	(315)	(409)
As of September 30, 2025	$ 16	$ 92	$ 51